SHARE-BASED COMPENSATION - Share-based compensation expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 HKD ($)
SHARE-BASED COMPENSATION
Total share-based compensation expenses	$ 2,050	$ 15,967	$ 10,440	$ 9,769
Research and development expenses
SHARE-BASED COMPENSATION
Total share-based compensation expenses		12,055	9,223	8,854
General and administrative expenses
SHARE-BASED COMPENSATION
Total share-based compensation expenses		3,374	1,113	754
Selling and marketing expenses
SHARE-BASED COMPENSATION
Total share-based compensation expenses		$ 538	$ 104	$ 161